Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Line Items]
FDIC insured amount	$ 250,000	$ 250,000
Cash equivalents, at carrying value	$ 0	$ 0
Restricted investments term	185 days	185 days
Deferred tax assets net of valuation allowance	$ 349,000	$ 1,600,000
Unrecognized tax benefits	0	0
Accrued for interest and penalties	0	$ 0
Cash held in the Trust Account	$ 80,900,000
Common Class A [Member]
Accounting Policies [Line Items]
Temporary equity shares outstanding	7,948,405	40,000,000
Number of common stock A into which the class of warrant or right may be converted.	20,000,000	20,000,000